INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Enterprise tax rate	20.00%
Federal statutory rate	26.50%
Deferred tax asset	$ 7,816	$ 6,010
Deferred tax liability	75,278	13,611
Valuation allowance	297,024	258,678
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	1,400,000
Jazz [Member]
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits related to tax return which its statute of limitation may expire in March 2015	11,000
Net operating loss carry forwards, annual utilization amount	2,100
Jazz [Member] | Federal [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	31,000
Jazz [Member] | State [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	141,000
TJP [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	9,000
Tower Jazz Panasonic Semiconductor Company Ltd [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carry forwards	$ 12,000